UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

John R. Raitt Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Cameron S. Avery Bell, Boyd & Lloyd LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/07

Date of reporting period:	6/30/07

Item 1. Schedule of Investments.

The Oakmark Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Name	Shares Held	Market Value
Common Stocks—95.0%

Apparel Retail—2.7%
Limited Brands	4,628,047	$127,039,890
The Gap, Inc.	2,066,700	39,473,970
		166,513,860

Broadcasting & Cable TV—3.2%
Liberty Media Holding Corporation - Capital, Class A (a)	999,670	$117,641,166
Discovery Holding Company, Class A (a)	1,740,140	40,005,819
The DIRECTV Group, Inc. (a)	1,650,000	38,131,500
		195,778,485

Catalog Retail—1.4%
Liberty Media Holding Corporation - Interactive, Class A (a)	3,699,850	$82,617,650

Computer & Electronics Retail—1.5%
Best Buy Co., Inc.	1,920,500	$89,629,735

Department Stores—2.0%
Kohl’s Corporation (a)	1,750,000	$124,302,500

Home Improvement Retail—2.0%
The Home Depot, Inc.	3,181,500	$125,192,025

Homebuilding—1.3%
Pulte Homes, Inc.	3,500,000	$78,575,000

Household Appliances—2.0%
The Black & Decker Corporation	1,400,000	$123,634,000

Housewares & Specialties—1.9%
Fortune Brands, Inc.	1,400,000	$115,318,000

Motorcycle Manufacturers—2.0%
Harley-Davidson, Inc.	2,000,000	$119,220,000

Movies & Entertainment—6.6%
Time Warner, Inc.	7,447,700	$156,699,608
Viacom, Inc., Class B (a)	3,239,745	134,870,584
The Walt Disney Company	3,300,000	112,662,000
		404,232,192

Restaurants—6.2%
McDonald’s Corporation	4,050,000	$205,578,000
Yum! Brands, Inc.	5,248,000	171,714,560
		377,292,560

Specialized Consumer Services—2.0%
H&R Block, Inc.	5,358,600	$125,230,482

Brewers—4.2%
InBev NV (b)	1,750,000	$139,341,061
Anheuser-Busch Companies, Inc.	2,250,000	117,360,000
		256,701,061

Distillers & Vintners—1.7%
Diageo plc (c)	1,271,000	$105,887,010

Hypermarkets & Super Centers—2.0%
Wal-Mart Stores, Inc.	2,500,000	$120,275,000

Packaged Foods & Meats—3.4%
H.J. Heinz Company	2,250,000	$106,807,500
General Mills, Inc.	1,756,000	102,585,520
		209,393,020

Soft Drinks—1.2%
The Coca-Cola Company	1,398,700	$73,165,997

Integrated Oil & Gas—1.5%
ConocoPhillips	1,200,373	$94,229,281

Asset Management & Custody Banks—1.3%
The Bank of New York Company, Inc.	1,950,000	$80,808,000

Consumer Finance—0.9%
Capital One Financial Corporation	700,000	$54,908,000

Diversified Banks—1.9%
U.S. Bancorp	3,450,000	$113,677,500

Life & Health Insurance—1.5%
AFLAC Incorporated	1,767,000	$90,823,800

Other Diversified Financial Services—4.2%
JPMorgan Chase & Co.	2,700,000	$130,815,000
Citigroup, Inc.	2,400,000	123,096,000
		253,911,000

Thrifts & Mortgage Finance—3.6%
Washington Mutual, Inc.	4,037,300	$172,150,472
MGIC Investment Corporation	828,800	47,125,568
		219,276,040

Health Care Equipment—3.7%
Baxter International, Inc.	2,300,000	$129,582,000
Medtronic, Inc.	1,850,000	95,941,000
		225,523,000

Pharmaceuticals—6.7%
Schering-Plough Corporation	4,760,200	$144,900,488
Bristol-Myers Squibb Company	4,500,000	142,020,000
Abbott Laboratories	2,287,300	122,484,915
		409,405,403

Aerospace & Defense—3.9%
Raytheon Company	2,450,000	$132,030,500
Honeywell International, Inc.	1,900,000	106,932,000
		238,962,500

Air Freight & Logistics—1.4%
FedEx Corp.	750,000	$83,227,500

Building Products—1.6%
Masco Corporation	3,433,600	$97,754,592

Industrial Conglomerates—1.4%
Tyco International Ltd.	2,558,000	$86,434,820

Computer Hardware—5.0%
Hewlett-Packard Company	2,825,000	$126,051,500
Dell Inc. (a)	4,000,000	114,200,000
Sun Microsystems, Inc. (a)	12,270,000	64,540,200
		304,791,700

Data Processing & Outsourced Services—0.9%
Western Union Company	2,575,000	$53,637,250

Office Electronics—1.6%
Xerox Corporation (a)	5,272,400	$97,433,952

Semiconductors—4.8%
Texas Instruments Incorporated	4,000,000	$150,520,000
Intel Corporation	5,900,000	140,184,000
		290,704,000

Wireless Telecommunication Services—1.8%
Sprint Nextel Corporation	5,403,000	$111,896,130

Total Common Stocks (Cost: $3,827,298,746)		5,800,363,045

Name	Par Value	Market Value
Short Term Investments—4.4%

U.S. Government Agencies—1.6%
Fannie Mae, 5.13% due 7/20/2007	$100,000,000	$99,729,250

Total U.S. Government Agencies (Cost: $99,729,250)		99,729,250

Repurchase Agreement—2.8%
IBT Repurchase Agreement, 4.50% dated 6/29/2007 due 7/2/2007, repurchase price $167,107,280, collateralized by Federal National Mortgage Association Bonds, with rates of 4.825% - 5.680%, with maturities from 12/25/2021 - 2/1/2037, and with an aggregate market value plus accrued interest of $154,541,741, and by Government National Mortgage Association Bonds, with rates of 5.000% - 6.500%, with maturities from 4/20/2022 - 4/20/2035, and with an aggregate market value plus accrued interest of $20,855,129	$167,044,638	$167,044,638

Total Repurchase Agreement (Cost: $167,044,638)		167,044,638

Total Short Term Investments (Cost: $266,773,888)		266,773,888

Total Investments (Cost $4,094,072,634)—99.4%		$6,067,136,933
Other Assets In Excess Of Other Liabilities—0.6%		38,369,437

Total Net Assets—100%		$6,105,506,370

(a)                      Non-income producing security.

(b)                     Represents a foreign domiciled corporation.

(c)                      Represents an American Depository Receipt.

The Oakmark Select Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Name	Shares Held	Market Value
Common Stocks—94.8%

Apparel Retail—4.1%
Limited Brands	9,280,981	$254,762,929

Broadcasting & Cable TV—4.0%
Discovery Holding Company, Class A (a)	10,809,500	$248,510,405

Catalog Retail—4.4%
Liberty Media Holding Corporation - Interactive, Class A (a)	12,050,000	$269,076,500

Home Improvement Retail—3.2%
The Home Depot, Inc.	5,000,000	$196,750,000

Homebuilding—2.7%
Pulte Homes, Inc.	7,474,200	$167,795,790

Movies & Entertainment—9.0%
Time Warner, Inc.	14,540,000	$305,921,600
Viacom, Inc., Class B (a)	5,975,000	248,739,250
		554,660,850

Restaurants—13.7%
Yum! Brands, Inc.	14,689,000	$480,624,080
McDonald’s Corporation	7,100,000	360,396,000
		841,020,080

Specialized Consumer Services—6.0%
H&R Block, Inc.	15,919,600	$372,041,052

Other Diversified Financial Services—3.6%
JPMorgan Chase & Co.	4,600,000	$222,870,000

Thrifts & Mortgage Finance—14.0%
Washington Mutual, Inc.	20,167,400	$859,937,936

Health Care Technology—4.2%
IMS Health Incorporated	8,003,441	$257,150,559

Pharmaceuticals—4.3%
Bristol-Myers Squibb Company	8,290,200	$261,638,712

Diversified Commercial & Professional Services—3.5%
The Dun & Bradstreet Corporation (b)	2,071,900	$213,364,262

Computer Hardware—3.9%
Dell Inc. (a)	8,500,000	$242,675,000

Data Processing & Outsourced Services—2.9%
Western Union Company	8,615,400	$179,458,782

Office Electronics—3.8%
Xerox Corporation (a)	12,546,400	$231,857,472

Semiconductors—4.1%
Intel Corporation	10,500,000	$249,480,000

Wireless Telecommunication Services—3.4%
Sprint Nextel Corporation	10,000,000	$207,100,000

Total Common Stocks (Cost: $3,793,848,370)		5,830,150,329

Name	Par Value	Market Value
Short Term Investments—5.2%

U.S. Government Agencies—2.0%
Federal Home Loan Bank, 5.12% due 7/5/2007	$100,000,000	$99,943,111
Federal Home Loan Mortgage Corporation, 5.165% due 7/25/2007	25,000,000	24,913,917

Total U.S. Government Agencies (Cost: $124,857,028)		124,857,028

Repurchase Agreement—3.2%
IBT Repurchase Agreement, 4.50% dated 6/29/2007 due 7/2/2007, repurchase price $192,902,494, collateralized by Federal National Mortgage Association Bonds, with rates of 4.292% - 5.670%, with maturities from 9/1/2033 - 12/25/2035, and with an aggregate market value plus accrued interest of $114,876,492, and by Government National Mortgage Association Bonds, with rates of 4.750% - 6.500%, with maturities from 1/20/2022 - 5/20/2034, and with an aggregate market value plus accrued interest of $87,595,200	$192,830,183	$192,830,183

Total Repurchase Agreement (Cost: $192,830,183)		192,830,183

Total Short Term Investments (Cost: $317,687,211)		317,687,211

Total Investments (Cost $4,111,535,581)—100.0%		$6,147,837,540
Other Liabilities In Excess Of Other Assets—(0.0%)		(588,454)

Total Net Assets—100%		$6,147,249,086

(a)       Non-income producing security.

(b)       See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

The Oakmark Equity and Income Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Name	Shares Held	Market Value
Equity and Equivalents—60.3%
Common Stocks—60.3%

Apparel Retail—1.6%
Foot Locker, Inc.	6,000,000	$130,800,000
The TJX Companies, Inc.	3,000,000	82,500,000
		213,300,000

Apparel, Accessories & Luxury Goods—0.3%
Carter’s, Inc. (a)	1,320,300	$34,248,582

Broadcasting & Cable TV—5.2%
EchoStar Communications Corporation, Class A (a)	8,250,000	$357,802,500
The E.W. Scripps Company, Class A	6,400,000	292,416,000
CBS Corporation, Class A	910,000	30,330,300
		680,548,800

Home Furnishings—0.3%
Mohawk Industries, Inc. (a)	347,200	$34,994,288

Movies & Entertainment—1.9%
News Corporation, Class B	11,000,000	$252,340,000

Publishing—3.3%
The Washington Post Company, Class B	325,000	$252,229,250
Idearc, Inc.	4,715,400	166,595,082
PRIMEDIA, Inc. (a)	3,500,000	9,975,000
		428,799,332

Restaurants—1.2%
McDonald’s Corporation	3,000,000	$152,280,000

Specialty Stores—0.2%
Zale Corporation (a)	940,000	$22,381,400

Brewers—1.4%
InBev NV (b)	2,350,000	$187,115,139

Distillers & Vintners—2.6%
Diageo plc (c)	4,100,000	$341,571,000

Drug Retail—2.6%
CVS Caremark Corp.	9,300,000	$338,985,000

Hypermarkets & Super Centers—1.0%
Costco Wholesale Corporation	2,100,000	$122,892,000

Packaged Foods & Meats—2.9%
Nestle SA (c)	3,900,000	$371,962,500

Personal Products—1.6%
Avon Products, Inc.	5,720,100	$210,213,675

Tobacco—1.4%
UST, Inc.	3,500,000	$187,985,000

Integrated Oil & Gas—0.6%
ConocoPhillips	1,000,000	$78,500,000

Oil & Gas Exploration & Production—11.7%
XTO Energy, Inc.	10,561,338	$634,736,414
EnCana Corp. (b)	6,500,000	399,425,000
Apache Corporation	2,500,000	203,975,000
Newfield Exploration Co. (a)	4,000,000	182,200,000
St. Mary Land & Exploration Company (d)	2,900,000	106,198,000
		1,526,534,414

Property & Casualty Insurance—4.7%
SAFECO Corporation	4,000,000	$249,040,000

The Allstate Corporation	3,500,000	215,285,000
MBIA, Inc.	1,289,400	80,226,468
The Progressive Corporation	3,000,000	71,790,000
		616,341,468

Reinsurance—0.5%
PartnerRe, Ltd.	800,000	$62,000,000

Health Care Equipment—2.7%
Medtronic, Inc.	5,000,000	$259,300,000
Hospira, Inc. (a)	2,445,000	95,452,800
		354,752,800

Health Care Services—1.0%
Express Scripts, Inc. (a)	2,600,000	$130,026,000

Life Sciences Tools & Services—0.7%
Varian, Inc. (a) (d)	1,649,400	$90,436,602

Aerospace & Defense—6.1%
General Dynamics Corporation	4,700,000	$367,634,000
Raytheon Company	3,599,700	193,987,833
Alliant Techsystems, Inc. (a)	1,325,000	131,373,750
Honeywell International, Inc.	1,889,500	106,341,060
		799,336,643

Industrial Conglomerates—0.5%
Walter Industries, Inc.	2,250,700	$65,180,272

Industrial Machinery—2.4%
Ingersoll-Rand Co., Class A	3,880,000	$212,701,600
Mueller Water Products, Inc., Class B (d)	6,719,153	100,787,295
		313,488,895

Application Software—0.3%
Mentor Graphics Corporation (a)	3,288,318	$43,307,148

Data Processing & Outsourced Services—0.3%
Ceridian Corporation (a)	995,400	$34,839,000

Semiconductors—0.5%
International Rectifier Corporation (a)	1,599,700	$59,604,822

Technology Distributors—0.8%
CDW Corporation (a)	1,200,000	$101,964,000

Paper Products—0.0%
Schweitzer-Mauduit International, Inc.	53,300	$1,652,300

Total Common Stocks (Cost: $5,504,840,811)		7,857,581,080

Total Equity And Equivalents (Cost: $5,504,840,811)		7,857,581,080

Name	Par Value		Market Value
Fixed Income—36.2%

Corporate Bonds—0.1%

Paper Packaging—0.1%
Sealed Air Corporation, 144A, 5.625% due 7/15/2013 (e)	$20,000,000		$19,701,400

Total Corporate Bonds (Cost: $20,156,776)			19,701,400

Government and Agency Securities—36.1%

Canadian Government Bonds—4.5%
Canada Government, 2.75% due 12/1/2007	CAD	250,000,000	$232,942,971
Canada Government, 3.75% due 6/1/2008	CAD	250,000,000	232,856,137
Canada Government, 4.25% due 12/1/2008	CAD	125,000,000	116,915,394
			582,714,502

France Government Bonds—0.4%
France Government, 3.00% due 7/25/2012, Inflation Indexed	EUR	39,148,900	$54,444,785

U.S. Government Notes—31.2%
United States Treasury Notes, 4.875% due 5/15/2009	$750,000,000		$749,648,250

United States Treasury Notes, 5.125% due 6/30/2011	500,000,000	503,789,000
United States Treasury Notes, 5.125% due 6/30/2008	500,000,000	500,469,000
United States Treasury Notes, 4.875% due 2/15/2012	500,000,000	499,375,000
United States Treasury Notes, 4.875% due 1/31/2009	500,000,000	499,336,000
United States Treasury Notes, 5.00% due 8/15/2011	250,000,000	251,093,750
United States Treasury Notes, 4.875% due 8/15/2009	250,000,000	249,824,250
United States Treasury Notes, 4.875% due 8/31/2008	250,000,000	249,609,500
United States Treasury Notes, 4.75% due 12/31/2008	250,000,000	249,238,250
United States Treasury Notes, 4.75% due 3/31/2011	250,000,000	248,613,250
United States Treasury Notes, 3.625% due 1/15/2008, Inflation Indexed	63,940,000	63,979,963
		4,064,976,213

Total Government and Agency Securities (Cost: $4,670,355,049)		4,702,135,500

Total Fixed Income (Cost: $4,690,511,825)		4,721,836,900

Name	Par Value	Market Value
Short Term Investments—4.8%

U.S. Government Agencies—1.6%
Fannie Mae, 5.13% due 7/20/2007	$100,000,000	$99,729,250
Federal Home Loan Mortgage Corporation, 5.165% due 7/25/2007	100,000,000	99,655,669

Total U.S. Government Agencies (Cost: $199,384,919)		199,384,919

Repurchase Agreement—3.2%
IBT Repurchase Agreement, 4.50% dated 6/29/2007 due 7/2/2007, repurchase price $418,990,770, collateralized by Federal National Mortgage Association Bonds, with rates of 4.155% - 5.920%, with maturities from 8/25/2032 - 5/25/2036, and with an aggregate market value plus accrued interest of $415,911,047, and by a Government National Mortgage Association Bond, with a rate of 6.000%, with a maturity of 7/20/2034, and with a market value plus accrued interest of $23,864,345	$418,833,707	$418,833,707

Total Repurchase Agreement (Cost: $418,833,707)		418,833,707

Total Short Term Investments (Cost: $618,218,626)		618,218,626

Total Investments (Cost $10,813,571,262)—101.3%		$13,197,636,606
Other Liabilities In Excess Of Other Assets—(1.3%)		(163,157,317)

Total Net Assets—100%		$13,034,479,289

(a)                      Non-income producing security.

(b)                     Represents a foreign domiciled corporation.

(c)                      Represents an American Depository Receipt.

(d)                     See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

(e)                      Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Key to abbreviations:

CAD:      Canadian Dollar

EUR:         Euro

The Oakmark Global Fund

Global Diversification—June 30, 2007 (Unaudited)

		% of Fund
		Equity Market Value
United States		43.5%
Europe		37.0%
	Switzerland	16.8%
	Great Britain	9.5%
	Germany	5.7%
	France	3.2%
	Italy	1.0%
	Ireland	0.8%
Pacific Rim		17.4%
	Japan	14.0%
	Korea	3.4%
Other		1.5%
	Canada	1.5%
Latin America		0.6%
	Mexico	0.6%

The Oakmark Global Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—99.0%

Apparel, Accessories & Luxury Goods—1.0%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	1,946,000	$31,368,721

Automobile Manufacturers—5.7%
DaimlerChrysler AG (Germany)	Automobile Manufacturer	1,147,600	$106,535,306
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	1,064,000	69,137,799
			175,673,105

Broadcasting & Cable TV—3.9%
Discovery Holding Company, Class A (United States) (a)	Media Management & Network Services	2,913,700	$66,985,963
CBS Corporation, Class B (United States)	Radio & Television Broadcasting	1,585,000	52,812,200
			119,798,163

Household Appliances—3.0%
Snap-on Incorporated (United States)	Tool & Equipment Manufacturer	1,821,300	$91,993,863

Motorcycle Manufacturers—1.6%
Harley-Davidson, Inc. (United States)	Motorcycle Manufacturer	824,000	$49,118,640

Movies & Entertainment—8.0%
Live Nation (United States) (a)	Live Events Producer, Operator, & Promoter	2,520,000	$56,397,600
Viacom, Inc., Class B (United States) (a)	Publishing Company	1,325,300	55,172,239
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	2,602,300	54,752,392
News Corporation, Class B (United States)	International Multimedia & Entertainment Company	1,986,100	45,561,134
Vivendi Universal SA (France)	Music, Games, Television, Film, & Telecommunications	811,500	35,047,540
			246,930,905

Publishing—3.2%
The Washington Post Company, Class B (United States)	Newspaper & Magazine Publishing; Educational & Career Development Service Provider	70,360	$54,605,692
Trinity Mirror plc (Great Britain)	Newspaper Publishing	4,078,900	43,329,539
			97,935,231

Distillers & Vintners—2.6%
Diageo plc (Great Britain)	Beverages, Wines, & Spirits Manufacturer	3,902,500	$81,265,648

Household Products—1.2%
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	4,391,000	$19,070,275
Uni-Charm Corporation (Japan)	Toiletry Products Manufacturer	310,100	17,604,865
			36,675,140

Packaged Foods & Meats—3.5%
Nestle SA (Switzerland)	Food & Beverage Manufacturer	157,500	$60,085,960
Cadbury Schweppes plc (Great Britain)	Beverage & Confectionary Manufacturer	3,493,000	47,697,195
			107,783,155

Soft Drinks—0.7%
Lotte Chilsung Beverage Co., Ltd. (Korea)	Soft Drinks, Juices & Sports Drinks Manufacturer	16,615	$21,383,596

Oil & Gas Exploration & Production—4.8%
XTO Energy, Inc. (United States)	Oil & Natural Gas Exploration & Production	1,643,600	$98,780,360
Apache Corporation (United States)	Oil & Natural Gas Exploration & Production	606,000	49,443,540
			148,223,900

Asset Management & Custody Banks—2.5%
Julius Baer Holding AG (Switzerland)	Asset Management	1,090,400	$78,465,952

Diversified Banks—0.8%
Bank of Ireland (Ireland)	Commercial Bank	1,155,700	$23,368,882

Diversified Capital Markets—6.1%
UBS AG (Switzerland)	Investment Banking	1,711,700	$103,136,406
Credit Suisse Group (Switzerland)	Investment Services & Insurance	1,218,900	87,164,073
			190,300,479

Investment Banking & Brokerage—4.9%
Nikko Cordial Corporation (Japan)	Comprehensive Financial Services Provider	6,094,900	$79,747,280
Daiwa Securities Group, Inc. (Japan)	Stock Broker	6,683,000	71,267,241
			151,014,521

Health Care Equipment—4.4%
Medtronic, Inc. (United States)	Health Care Equipment	1,460,000	$75,715,600
Kinetic Concepts, Inc. (United States) (a)	Health Care Equipment & Supplies	1,115,100	57,951,747
			133,667,347

Health Care Services—2.8%
Laboratory Corporation of America Holdings (United States) (a)	Medical Laboratory & Testing Services	1,085,000	$84,912,100

Life Sciences Tools & Services—1.5%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturers	2,245,600	$45,675,504

Pharmaceuticals—6.9%
GlaxoSmithKline plc (Great Britain)	Pharmaceuticals	3,779,000	$99,031,359

Novartis AG (Switzerland)	Pharmaceuticals	1,552,400	87,691,854
Takeda Pharmaceutical Company Limited (Japan)	Pharmaceuticals & Food Supplements	416,000	26,894,294
			213,617,507

Aerospace & Defense—0.9%
Alliant Techsystems, Inc. (United States) (a)	Propulsion Systems & Munitions	269,087	$26,679,976

Diversified Commercial & Professional Services—0.7%
Meitec Corporation (Japan)	Software Engineering Services	760,000	$21,789,239

Human Resource & Employment Services—2.2%
Adecco SA (Switzerland)	Temporary Employment Services	890,000	$69,181,744

Industrial Conglomerates—2.2%
Tyco International Ltd. (United States)	Diversified Manufacturing & Services	2,039,500	$68,914,705

Railroads—2.1%
Union Pacific Corporation (United States)	Rail Transportation Provider	573,700	$66,061,555

Computer Hardware—1.3%
Dell Inc. (United States) (a)	Technology Products & Services	1,410,000	$40,255,500

Data Processing & Outsourced Services—1.9%
eFunds Corporation (United States) (a)	Electronic Debit Payment Services	1,687,100	$59,537,759

Electronic Equipment Manufacturers—1.1%
OMRON Corporation (Japan)	Component, Equipment, & System Manufacturer	1,229,000	$32,340,792

Home Entertainment Software—2.5%
Square Enix Co., Ltd. (Japan)	Entertainment Software	3,103,500	$78,390,944

Office Electronics—2.0%
Neopost SA (France)	Mailroom Equipment Supplier	424,750	$62,380,000

Semiconductors—5.7%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	1,116,988	$99,338,222
Intel Corporation (United States)	Computer Component Manufacturer & Designer	3,187,900	75,744,504
			175,082,726

Systems Software—3.1%
Oracle Corporation (United States) (a)	Software Services	4,816,800	$94,939,128

Specialty Chemicals—0.9%
Givaudan (Switzerland)	Fragrance & Flavor Compound Manufacturer	26,900	$26,646,746

Wireless Telecommunication Services—3.3%
SK Telecom Co., Ltd. (Korea)	Mobile Telecommunications	353,930	$81,601,007
Vodafone Group Plc (Great Britain)	Mobile Telecommunications	5,580,000	18,802,322
SK Telecom Co., Ltd. (Korea) (b)	Mobile Telecommunications	55,000	1,504,250
			101,907,579

Total Common Stocks (Cost: $2,276,310,615)			3,053,280,752

Name	Description	Par Value	Market Value
Short Term Investments—1.0%

Repurchase Agreement—1.0%
IBT Repurchase Agreement, 4.50% dated 6/29/2007 due 7/2/2007, repurchase price $30,237,605, collateralized by Federal National Mortgage Association Bonds, with rates of 4.841% - 6.429%, with maturities from 11/1/2032 - 10/1/2040, and with an aggregate market value plus accrued interest of $31,737,584		$30,226,270	$30,226,270

Total Repurchase Agreement (Cost: $30,226,270)			30,226,270

Total Short Term Investments (Cost: $30,226,270)			30,226,270

Total Investments (Cost $2,306,536,885)—100.0%			$3,083,507,022
Foreign Currencies (Cost $593,812)—0.0%			$594,198
Other Liabilities In Excess Of Other Assets—0.0%			(867,602)

Total Net Assets—100%			$3,083,233,618

(a) Non-income producing security.

(b) Represents an American Depository Receipt.

The Oakmark Global Select Fund

Global Diversification—June 30, 2007 (Unaudited)

% of Fund
Equity Market Value

United States	50.4%
Europe	39.3%
Great Britain	19.6%
Switzerland	15.0%
Germany	4.7%
Pacific Rim	10.3%
Japan	10.3%

The Oakmark Global Select Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—93.0%

Automobile Manufacturers—4.4%
DaimlerChrysler AG (Germany)	Automobile Manufacturer	178,200	$16,542,865

Broadcasting & Cable TV—4.2%
British Sky Broadcasting Group plc (Great Britain)	Television Production & Broadcasting	1,252,400	$16,095,644

Home Improvement Retail—4.7%
The Home Depot, Inc. (United States)	Home Improvement Retailer	453,000	$17,825,550

Movies & Entertainment—9.3%
Viacom, Inc., Class B (United States) (a)	Publishing Company	431,000	$17,942,530
Time Warner, Inc. (United States)	Filmed Entertainment & Television Networks	827,000	17,400,080
			35,342,610

Restaurants—4.6%
McDonald’s Corporation (United States)	Fast-food Restaurant Operator	346,000	$17,562,960

Distillers & Vintners—4.4%
Diageo plc (Great Britain)	Beverages, Wines, & Spirits Manufacturer	800,600	$16,671,692

Asset Management & Custody Banks—4.6%
Schroders PLC (Great Britain)	International Asset Management	672,100	$17,288,940

Diversified Capital Markets—4.8%
UBS AG (Switzerland)	Investment Banking	300,600	$18,112,288

Investment Banking & Brokerage—4.6%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	1,622,000	$17,296,942

Other Diversified Financial Services—4.6%
Citigroup, Inc. (United States)	Diversified Financial Services	343,000	$17,592,470

Thrifts & Mortgage Finance—4.6%
Washington Mutual, Inc. (United States)	Diversified Financial Services	408,000	$17,397,120

Pharmaceuticals—14.9%
Novartis AG (Switzerland)	Pharmaceuticals	336,500	$19,008,187
GlaxoSmithKline plc (Great Britain)	Pharmaceuticals	718,000	18,815,696
Bristol-Myers Squibb Company (United States)	Health & Personal Care	584,000	18,431,040
			56,254,923

Human Resource & Employment Services—4.2%
Adecco SA (Switzerland)	Temporary Employment Services	203,700	$15,834,069

Computer Hardware—4.8%
Dell Inc. (United States) (a)	Technology Products & Services	633,000	$18,072,150

Semiconductors—9.9%
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	211,300	$18,791,756
Intel Corporation (United States)	Computer Component Manufacturer & Designer	777,000	18,461,520
			37,253,276

Wireless Telecommunication Services—4.4%
Sprint Nextel Corporation (United States)	Telecommunications	807,000	$16,712,970

Total Common Stocks (Cost: $329,387,618)			351,856,469

Name	Description	Par Value	Market Value
Short Term Investments—7.1%

U.S. Government Agencies—4.5%
Federal Home Loan Bank, 5.12% due 7/5/2007		$ 7,000,000	$6,996,018
Federal Home Loan Mortgage Corporation, 5.165% due 7/25/2007		5,000,000	4,982,783
Freddie Mac, 5.13% due 7/13/2007		5,000,000	4,991,450

Total U.S. Government Agencies (Cost: $16,970,251)			16,970,251

Repurchase Agreement—2.6%
IBT Repurchase Agreement, 4.50% dated 6/29/2007 due 7/2/2007, repurchase price $9,834,011 collateralized by Federal National Mortgage Association Bond, with a rate of 4.495%, with a maturity of 1/1/2034, and with an aggregate market value plus accrued interest of $10,321,841		9,830,325	9,830,325

Total Repurchase Agreement (Cost: $9,830,325)			9,830,325

Total Short Term Investments (Cost: $26,800,576)			26,800,576

Total Investments (Cost $356,188,194)—100.1%			$378,657,045
Foreign Currencies (Cost $43,924)—0.0%			$43,953
Other Liabilities In Excess Of Other Assets—(0.1%)			(537,379)

Total Net Assets—100%			$378,163,619

(a) Non-income producing security.

The Oakmark International Fund

International Diversification—June 30, 2007 (Unaudited)

		% of Fund
		Equity Market Value

Europe		71.2%
	Great Britain	29.4%
	Switzerland	17.8%
	France	8.8%
	Germany	8.7%
	Netherlands	2.6%
	Spain	2.1%
	Ireland	1.8%
Pacific Rim		27.8%
	Japan	15.0%
	Korea	9.1%
	Taiwan	2.0%
	Australia	0.8%
	Hong Kong	0.6%
	Singapore	0.3%
Latin America		0.7%
	Mexico	0.7%
Other		0.3%
	Israel	0.3%

The Oakmark International Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—95.7%

Advertising—1.7%
Publicis Groupe (France) (b)	Advertising & Media Services	3,745,500	$ 165,514,179

Apparel Retail—0.6%
Giordano International Limited (Hong Kong) (c)	Pacific Rim Clothing Retailer & Manufacturer	120,381,300	$ 59,427,028

Apparel, Accessories & Luxury Goods—1.0%
LVMH Moet Hennessy Louis Vuitton SA (France)	Diversified Luxury Goods Conglomerate	840,400	$ 97,296,565

Automobile Manufacturers—7.1%
DaimlerChrysler AG (Germany)	Automobile Manufacturer	3,037,100	$ 281,943,516
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	4,299,000	279,345,299
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	3,490,500	127,571,574
			688,860,389

Broadcasting & Cable TV—7.5%
British Sky Broadcasting Group plc (Great Britain)	Television Production & Broadcasting	22,425,700	$ 288,211,508
Gestevision Telecinco SA (Spain)	Television Production & Broadcasting	6,860,900	195,375,023
Societe Television Francaise 1 (France) (b)	Television Production & Broadcasting	5,008,000	173,993,252
Grupo Televisa S.A. (Mexico) (d)	Television Production & Broadcasting	2,343,300	64,698,513
			722,278,296

Consumer Electronics—1.9%
Koninklijke (Royal) Philips Electronics N.V. (Netherlands)	Electronics Manufacturer	4,213,300	$ 179,970,612

Movies & Entertainment—1.4%
Vivendi Universal SA (France)	Music, Games, Television, Film, & Telecommunications	3,015,300	$ 130,226,554

Publishing—3.2%
Trinity Mirror plc (Great Britain) (c)	Newspaper Publishing	17,792,038	$ 189,002,133
Johnston Press plc (Great Britain)	Newspaper Publishing	13,392,300	110,597,782
			299,599,915

Restaurants—1.4%
Compass Group PLC (Great Britain)	International Foodservice Group Operator	19,723,500	$ 136,940,374

Specialty Stores—2.3%
Signet Group plc (Great Britain) (c)	Jewelry Retailer	105,135,000	$ 219,566,457

Distillers & Vintners—2.7%
Diageo plc (Great Britain)	Beverages, Wines, & Spirits Manufacturer	12,570,000	$ 261,757,642

Household Products—1.4%
Uni-Charm Corporation (Japan)	Toiletry Products Manufacturer	1,525,400	$ 86,599,359
Henkel KGaA (Germany)	Consumer Chemical Products Manufacturer	1,004,400	48,109,349
			134,708,708

Packaged Foods & Meats—4.0%
Cadbury Schweppes plc (Great Britain)	Beverage & Confectionary Manufacturer	14,387,400	$ 196,461,098
Nestle SA (Switzerland)	Food & Beverage Manufacturer	477,900	182,317,970
			378,779,068

Soft Drinks—1.2%
Lotte Chilsung Beverage Co., Ltd. (Korea) (c)	Soft Drinks, Juices & Sports Drinks Manufacturer	88,635	$ 114,073,730

Asset Management & Custody Banks—2.5%
Schroders PLC (Great Britain)	International Asset Management	9,503,000	$ 244,452,901

Diversified Banks—13.1%
HSBC Holdings plc (Great Britain)	International Banking & Financial Services	17,396,800	$ 319,650,804
Lloyds TSB Group plc (Great Britain)	Commercial Bank	22,356,100	249,606,661
Chinatrust Financial Holding Co. (Taiwan)	Commercial Bank	233,188,318	181,635,152
Bank of Ireland (Ireland)	Commercial Bank	8,101,500	163,816,729
BNP Paribas SA (France)	Commercial Bank	1,327,000	158,697,047

Kookmin Bank (Korea)	Commercial Bank	975,000	85,590,193
Australia and New Zealand Banking Group Limited (Australia)	Commercial Bank	2,876,300	70,692,902
United Overseas Bank Limited (Singapore)	Commercial Bank	2,278,368	32,744,796
			1,262,434,284

Diversified Capital Markets—7.3%
UBS AG (Switzerland)	Investment Banking	6,555,400	$ 394,987,671
Credit Suisse Group (Switzerland)	Investment Services & Insurance	4,299,100	307,430,524
			702,418,195

Insurance Brokers—0.5%
Willis Group Holdings Limited (Great Britain)	Consulting Services Provider	1,086,000	$ 47,849,160

Investment Banking & Brokerage—5.6%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	28,415,000	$ 303,016,406
Nikko Cordial Corporation (Japan)	Comprehensive Financial Services Provider	17,836,200	233,373,549
			536,389,955

Multi-Line Insurance—0.6%
Allianz SE (Germany)	Insurance, Banking & Financial Services	226,000	$ 53,097,657

Reinsurance—1.4%
Hannover Rueckversicherung AG (Germany)	Reinsurance	2,744,600	$ 133,542,705

Pharmaceuticals—9.2%
GlaxoSmithKline plc (Great Britain)	Pharmaceuticals	14,026,000	$ 367,561,219
Novartis AG (Switzerland)	Pharmaceuticals	5,698,200	321,879,492
Takeda Pharmaceutical Company Limited (Japan)	Pharmaceuticals & Food Supplements	1,658,600	$ 107,228,069
Sanofi-Aventis (France)	Pharmaceuticals	1,072,708	87,256,584
			883,925,364

Diversified Commercial & Professional Services—0.9%
Meitec Corporation (Japan) (c)	Software Engineering Services	2,483,800	$ 71,210,672
G4S PLC (Great Britain)	Security Services	3,902,711	16,575,327
			87,785,999

Human Resource & Employment Services—3.0%
Adecco SA (Switzerland)	Temporary Employment Services	3,651,500	$ 283,839,480

Electronic Equipment Manufacturers—1.2%
OMRON Corporation (Japan)	Component, Equipment, & System Manufacturer	3,255,100	$ 85,657,048
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,237,700	27,625,464
			113,282,512

Semiconductors—6.4%
Samsung Electronics Co., Ltd. (Korea)	Consumer & Industrial Electronic Equipment Manufacturer	504,900	$ 309,328,787
Rohm Company Limited (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	3,424,979	304,597,117
			613,925,904

Semiconductor Equipment—0.0%
ASML Holding NV (Netherlands) (a)	Develop, Produce, and Market Semiconductor Manufacturing Equipment	115,500	$ 3,204,631

Diversified Chemicals—0.6%
Akzo Nobel N.V. (Netherlands)	Chemical Producer	671,000	$ 58,086,230

Fertilizers & Agricultural Chemicals—0.3%
Syngenta AG (Switzerland)	Agricultural Chemicals	162,500	$ 31,821,531

Specialty Chemicals—1.2%
Givaudan (Switzerland)	Fragrance & Flavor Compound Manufacturer	114,700	$ 113,620,139

Wireless Telecommunication Services—4.5%
SK Telecom Co., Ltd. (Korea)	Mobile Telecommunications	1,371,112	$ 316,119,343
NTT DoCoMo, Inc. (Japan)	Mobile Telecommunications	36,200	57,331,980
Vodafone Group Plc (Great Britain)	Mobile Telecommunications	15,521,062	52,299,643
SK Telecom Co., Ltd. (Korea) (d)	Mobile Telecommunications	405,100	11,079,485
			436,830,451

Total Common Stocks (Cost: $7,044,325,624)			9,195,506,615

Name	Description	Par Value	Market Value
Short Term Investments—4.4%

U.S. Government Agencies—1.3%
Federal Home Loan Bank, 5.12% due 7/5/2007		$75,000,000	$74,957,333
Federal Home Loan Mortgage Corporation, 5.165% due 7/25/2007		50,000,000	49,827,833

Total U.S. Government Agencies (Cost: $124,785,166)			124,785,166

Repurchase Agreement—3.1%
IBT Repurchase Agreement, 4.50% dated 6/29/2007 due 7/2/2007, repurchase price $298,055,258, collateralized by Government National Mortgage Association Bonds, with rates of 5.875% - 6.000%, with maturities from 4/20/2034 - 2/20/2035, and with an aggregate market value plus accrued interest of $96,173,206, and by Federal National Mortgage Association Bonds, with rates of 3.826% - 5.820%, with maturities from 9/25/2031 - 10/25/2036, and with an aggregate market value plus accrued interest of $216,667,500		297,943,529	$297,943,529

Total Repurchase Agreement (Cost: $297,943,529)			297,943,529

Total Short Term Investments (Cost: $422,728,695)			422,728,695

Total Investments (Cost $7,467,054,319)—100.1%			$9,618,235,310
Foreign Currencies (Cost $2,128,788)—0.0%			$2,130,171
Other Liabilities In Excess Of Other Assets—(0.1%)			(12,678,435)

Total Net Assets—100%			$9,607,687,046

(a) Non-income producing security.

(b) All or a portion of security out on loan.

(c) See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

(d) Represents an American Depository Receipt.

The Oakmark International Small Cap Fund

International Diversification—June 30, 2007 (Unaudited)

		% of Fund
		Equity Market Value

Europe		60.6%
	Great Britain	23.6%
	Germany	8.5%
	Switzerland	7.8%
	France	5.4%
	Italy	5.4%
	Norway	4.2%
	Spain	2.8%
	Sweden	2.2%
	Greece	0.7%
Pacific Rim		31.9%
	Japan	13.4%
	Korea	7.1%
	Malaysia	2.9%
	Australia	2.5%
	Hong Kong	1.9%
	New Zealand	1.9%
	Singapore	1.7%
	Philippines	0.5%
North America		3.1%
	Canada	3.1%
Other		2.2%
	Israel	2.2%
Latin America		2.2%
	Mexico	2.2%

The Oakmark International Small Cap Fund

Schedule of Investments—June 30, 2007 (Unaudited)

Name	Description	Shares Held	Market Value
Common Stocks—97.3%

Advertising—1.3%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	554,700	$18,786,591

Apparel, Accessories & Luxury Goods—2.3%
Bulgari S.p.A. (Italy)	Jewelry Manufacturer & Retailer	2,133,000	$34,383,084

Automotive Retail—2.2%
USS Co., Ltd. (Japan)	Used Car Auction Facility Manager	518,700	$33,070,416

Auto Parts & Equipment—2.5%
Kongsberg Automotive ASA (Norway) (b)	Auto Parts & Equipment Manufacturer	3,527,500	$29,610,434
Wagon p.l.c. (Great Britain)	Auto Parts & Equipment Manufacturer	4,762,600	8,081,392
			37,691,826

Broadcasting & Cable TV—6.4%
Media Prima Berhad (Malaysia) (b)	Film Producer & Sports Promoter	47,861,300	$41,865,641
Sogecable SA (Spain) (a)	Cable Television Services	740,400	31,115,031
M6 Metropole Television (France)	Television Entertainment Channel Owner & Operator	666,396	21,763,659
			94,744,331

Home Improvement Retail—3.7%
Carpetright plc (Great Britain)	Carpet Retailer	2,403,500	$54,539,092

Movies & Entertainment—1.7%
CTS Eventim AG (Germany)	Entertainment Tickets Producer & Distributor	528,000	$25,976,495

Photographic Products—2.3%
Vitec Group plc (Great Britain) (b)	Photo Equipment & Supplies	2,780,379	$33,778,838

Publishing—5.9%
Daekyo Co., Ltd. (Korea)	Educational Information Service Provider	386,700	$39,052,996
SCMP Group, Ltd. (Hong Kong)	Newspaper Publisher & Distributor	66,116,000	26,973,353
Tamedia AG (Switzerland)	TV Broadcasting & Publishing	156,000	21,838,723
			87,865,072

Specialty Stores—1.6%
JJB Sports plc (Great Britain)	Sportswear & Sports Equipment Retailer	4,502,300	$23,145,136

Textiles—1.7%
Chargeurs SA (France) (b)	Wool, Textile Production & Trading	790,182	$25,688,713

Distillers & Vintners—0.6%
Baron de Ley, S.A. (Spain) (a)	Beverages, Wines, & Spirits Manufacturer	131,800	$9,507,905

Household Products—2.1%
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	Hygiene Products Manufacturer, Marketer & Distributor	7,302,200	$31,713,725

Packaged Foods & Meats—4.7%
Lotte Confectionery Co., Ltd. (Korea)	Candy & Snacks Manufacturer	27,167	$36,169,735
Binggrae Co., Ltd. (Korea) (b)	Dairy Products Manufacturer	606,500	26,719,219
Alaska Milk Corporation (Philippines) (b)	Milk Producer	56,360,000	7,189,708
			70,078,662

Asset Management & Custody Banks—5.9%
MLP AG (Germany)	Asset Management	2,427,700	$46,822,231
Julius Baer Holding AG (Switzerland)	Asset Management	567,300	40,823,307
			87,645,538

Investment Banking & Brokerage—1.6%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	1,617,400	$23,435,059

Multi-Sector Holdings—1.4%
Pargesa Holding AG (Switzerland)	Diversified Operations	185,400	$20,763,586

Real Estate Management & Development—0.8%
Estavis AG (Germany) (a)	Real Estate Investment Company	283,150	$11,266,943

Reinsurance—3.6%
Benfield Group Ltd. (Great Britain)	Reinsurance Service Provider	8,233,500	$53,445,157

Health Care Distributors—2.4%
Australian Pharmaceutical Industries Limited (Australia)	Pharmaceutical Products Distributor	10,999,100	$20,981,333
Amplifon S.p.A. (Italy)	Hearing Aids and Supplies Distributor	1,749,312	14,608,131
			35,589,464

Health Care Supplies—1.8%
Ansell Limited (Australia)	Protective Rubber & Plastics Products	1,526,900	$15,792,971
Medisize Holding AG (Switzerland)	Medical & Dental Applications Holding Company	140,000	11,002,865
			26,795,836

Life Sciences Tools & Services—3.1%
MDS, Inc. (Canada) (a)	Products & Services for Medical Product Manufacturers	2,226,700	$45,359,671

Pharmaceuticals—0.4%
Santen Pharmaceutical Co., Ltd. (Japan)	Pharmaceuticals	245,100	$5,971,980

Air Freight & Logistics—1.8%
Freightways Limited (New Zealand)	Express Package Services	6,077,400	$18,412,316
Mainfreight Limited (New Zealand)	Logistics Services	1,606,200	9,162,825
			27,575,141

Diversified Commercial & Professional Services—2.1%
Intrum Justitia AB (Sweden)	Diversified Financial Services	1,332,943	$17,833,122
Cision AB (Sweden) (a)	Business & Communication Intelligence	3,446,300	13,454,236
			31,287,358

Human Resource & Employment Services—2.1%
Pasona, Inc. (Japan)	Placement Service Provider	18,750	$31,827,411

Industrial Conglomerates—4.0%
Tomkins plc (Great Britain)	International Manufacturing	5,079,000	$26,517,764
Haw Par Corporation Limited (Singapore)	Diversified Operations	4,925,687	24,616,368
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	82,700	7,720,953
			58,855,085

Industrial Machinery—8.9%
Enodis plc (Great Britain)	Food Processing Equipment	12,051,450	$47,796,021
Interpump Group S.p.A. (Italy)	Pump & Piston Manufacturer	2,648,700	28,625,291
Domino Printing Sciences plc (Great Britain)	Printing Equipment	3,375,900	22,862,666
Schindler Holding AG (Switzerland)	Escalator & Elevator Manufacturer	276,100	18,647,769
Duerr AG (Germany) (a)	Automotive Industry Machinery Manufacturer	360,674	15,152,307
			133,084,054

Application Software—0.1%
Lectra (France) (b)	Manufacturing Process Systems	106,089	$890,234

Electronic Equipment Manufacturers—5.6%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,449,500	$32,352,840
Citizen Watch Co., Ltd. (Japan)	Watch & Machine Tool Producer & Seller	2,075,000	18,723,452
Spectris plc (Great Britain)	Electronic Component Manufacturer, Designer & Marketer	907,500	16,510,498
Mabuchi Motor Co., Ltd. (Japan)	Digital Camera Motors Manufacturer	235,900	14,465,340
			82,052,130

Home Entertainment Software—2.3%
Square Enix Co., Ltd. (Japan)	Entertainment Software	1,366,500	$34,516,264

IT Consulting & Other Services—4.1%
Ementor ASA (Norway) (a)	Management & IT Consulting Services	3,365,800	$31,392,330
Morse plc (Great Britain) (b)	Business & Technology Solutions	15,231,000	29,056,103
			60,448,433

Office Electronics—3.0%
Neopost SA (France)	Mailroom Equipment Supplier	207,000	$30,400,612
Boewe Systec AG (Germany)	Automated Paper Management Systems Producer	269,000	15,291,278
			45,691,890
Systems Software—0.7%
Monitise PLC (Great Britain) (a) (b)	Mobile Banking Service Solutions	24,657,285	$10,645,573

Construction Materials—0.7%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	177,000	$10,253,196

Specialty Chemicals—1.9%
Croda International plc (Great Britain)	Chemical Producer	1,213,800	$15,526,440
Taiyo Ink Mfg. Co., Ltd. (Japan)	Manufacturer of Resist Inks	436,000	13,597,888
			29,124,328

Total Common Stocks (Cost: $1,108,841,755)			1,447,494,217

Name	Description	Par Value	Market Value
Short Term Investments—1.5%

Repurchase Agreement—1.5%
IBT Repurchase Agreement, 4.50% dated 6/29/2007 due 7/2/2007, repurchase price $21,827,391, collateralized by Federal National Mortgage Association Bonds, with rates of 4.690% - 7.203%, with maturities from 3/1/2029 - 9/1/2035, and with an aggregate market value plus accrued interest of $22,910,169		$21,819,209	$21,819,209

Total Repurchase Agreement (Cost: $21,819,209)			21,819,209

Total Short Term Investments (Cost: $21,819,209)			21,819,209

Total Investments (Cost $1,130,660,964)—98.8%			$1,469,313,426
Foreign Currencies (Cost $200,027)—0.0%			$200,275
Other Assets In Excess Of Other Liabilities—1.2%			18,009,765

Total Net Assets—100%			$1,487,523,466

(a) Non-income producing security.

(b) See footnote number two in the Notes to the Schedules of Investments regarding investments in affiliated issuers.

THE OAKMARK FUNDS

Notes to the Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an investment company organized as a Massachusetts business trust, organized on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): The Oakmark Fund (“Oakmark”), The Oakmark Select Fund (“Select”), The Oakmark Equity and Income Fund (“Equity and Income”), The Oakmark Global Fund (“Global”), The Oakmark Global Select Fund (“Global Select”) [which commenced operations on October 2, 2006], The Oakmark International Fund (“International”), and The Oakmark International Small Cap Fund (“Int’l Small Cap”).

Security valuation—

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading. Domestic equity securities traded on securities exchanges and over-the-counter securities are valued at the last sales price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Foreign equity securities traded on securities exchanges shall be valued at, depending on local convention or regulation, the last sales price, last bid or asked price, the mean between the last bid and asked prices, an official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis, which approximates value. Options are valued at the last reported sales price on the day of valuation, or lacking any reported sales that day, at the mean of the most recent bid and asked quotations, or if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the Board of Trustees. A significant event may include the performance of U.S. markets since the close of foreign markets. The pricing committee will evaluate movements in the U.S markets after the close of foreign markets and may adjust security prices to reflect changes in reaction to U.S. markets as determined by a third party model. At June 30, 2007, the Funds held no securities for which quotations were not readily available, and no securities that were believed to be affected by a significant event prior to the computation of the NAV.

Foreign currency translations—

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions. Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from securities.

Net realized gains and losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities, at quarter end resulting from changes in exchange rates.

Forward foreign currency contracts—

The Funds’ currency transactions are limited to transaction hedging and portfolio hedging. The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  At June 30, 2007, Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts.

The Oakmark Global Fund

	Contract	Settlement	Valuation at	Unrealized Appreciation/
	Amount	Date	06/30/07	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	16,900,000	7/5/07	$33,936,040	$(841,615)
British Pound Sterling	17,700,000	7/18/07	35,536,690	(850,000)
British Pound Sterling	14,210,000	7/25/07	28,527,236	(317,544)
British Pound Sterling	27,500,000	10/5/07	55,145,923	(911,798)
British Pound Sterling	26,000,000	10/19/07	52,122,730	(94,130)
			$205,268,619	$(3,015,087)

The Oakmark Global Select Fund

	Contract	Settlement	Valuation at	Unrealized Appreciation/
	Amount	Date	06/30/07	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	1,440,000	7/5/07	$2,891,592	$(71,712)
British Pound Sterling	1,910,000	7/18/07	3,834,750	(91,723)
British Pound Sterling	1,320,000	7/25/07	2,649,961	(29,497)
British Pound Sterling	1,310,000	9/24/07	2,627,459	(58,680)
British Pound Sterling	5,460,000	10/5/07	10,948,972	(181,033)
British Pound Sterling	4,950,000	10//19/07	9,923,366	(17,921)
British Pound Sterling	1,430,000	11/2/07	2,865,912	(11,561)
British Pound Sterling	2,423,000	11/23/07	4,853,888	(89,301)
British Pound Sterling	2,070,000	12/27/07	4,143,794	(19,298)
			$44,739,694	$(570,726)

The Oakmark International Fund

	Contract	Settlement	Valuation at	Unrealized Appreciation/
	Amount	Date	06/30/07	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	127,510,000	7/5/07	$256,046,415	$(6,349,957)
British Pound Sterling	129,950,000	7/18/07	260,903,552	(6,240,537)
British Pound Sterling	128,080,000	7/25/07	257,126,553	(2,862,137)
British Pound Sterling	298,150,000	10/5/07	597,882,073	(9,885,551)
British Pound Sterling	229,800,000	10/19/07	460,684,748	(831,968)
			$1,832,643,341	$(26,170,150)

The Oakmark International Small Cap Fund

	Contract	Settlement	Valuation at	Unrealized Appreciation/
	Amount	Date	06/30/07	(Depreciation)
Foreign Currency Sold:
British Pound Sterling	15,570,000	7/5/07	$31,265,334	$(775,381)
British Pound Sterling	16,640,000	7/18/07	33,408,504	(799,096)
British Pound Sterling	14,800,000	7/25/07	29,711,688	(330,728)
British Pound Sterling	37,210,000	10/05/07	74,617,447	(1,233,746)
British Pound Sterling	27,670,000	10/19/07	55,470,613	(100,176)
			$224,473,586	$(3,239,127)

Short sales—

Each Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of a short sale. At June 30, 2007, none of the Funds had short sales.

Repurchase agreements—

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security in the future at a specified price.

The Fund, through Investors Bank and Trust Co. (“IBT”), receives delivery of the underlying securities collateralizing repurchase agreements.  Effective July 2, 2007, IBT has been acquired by State Bank and Trust Co. It is the Funds’ policy that the value of the collateral be at least equal to 105% of the repurchase price, including interest. Harris Associates L.P. (“the Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 105% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending—

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time, and the counterparty is required to return the securities within five business days or less. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2007, International had securities on loan with a value of approximately $184,349,364 and held $191,527,410 of U.S. Treasury securities as collateral for the loans.

Restricted securities—

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security Valuation section) since their acquisition dates. These securities are priced using market quotations and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At June 30, 2007, Equity and Income held the following restricted securities:

Principal Value	Security Name	Acquisition Date	Carrying Value	Cost	Market Value	Percentage of Value Net Assets
$3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	98.507	100.68	$2,955,210	0.02%
5,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	98.507	96.41	4,925,350	0.04%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	98.507	96.79	295,521	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	98.507	103.31	11,525,319	0.09%
			Totals		$19,701,400	0.15%

2.  INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s holdings represent 5% or more of the outstanding voting securities of the issuer is an affiliated issuer as defined under the Investment Company Act of 1940.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended June 30, 2007, is set forth below:

Schedule of Transactions with Affiliated Issuers
The Oakmark Select Fund

		Purchases	Sales	Dividend	Value June 30,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2007

The Dun & Bradstreet Corporation *	2,071,900	$0	$112,480,232	$1,279,950	$213,364,262
TOTALS		$0	$112,480,232	$1,279,950	$213,364,262

Schedule of Transactions with Affiliated Issuers

The Oakmark Equity and Income Fund

		Purchases	Sales	Dividend	Value June 30,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2007

Mueller Water Products, Inc., Class A **	0	$18,773,063	$44,367,930	$52,500	$0
Mueller Water Products, Inc., Class B	6,719,153	44,113,565	13	235,170	100,787,295
St Mary Land & Exploration Company *	2,900,000	0	0	290,000	106,198,000
Varian, Inc.+	1,649,400	0	0	0	90,436,602
TOTALS		$62,886,628	$44,367,943	$577,670	$297,421,897

Schedule of Transactions with Affiliated Issuers
The Oakmark International Fund

		Purchases	Sales	Dividend	Value June 30,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2007

Giordano International Limited	120,381,300	$0	$450,930	$3,100,879	$59,427,028
Lotte Chilsung Beverage Co., Ltd.	88,635	0	261,462	179,294	114,073,730
Meitec Corporation	2,483,800	0	0	881,467	71,210,672
Signet Group plc	105,135,000	45,473,864	67,553,726	5,283,286	219,566,457
Trinity Mirror plc	17,792,038	14,614,222	0	7,446,674	189,002,133
TOTALS		$62,088,086	$68,266,118	$16,891,600	$653,280,020

Schedule of Transactions with Affiliated Issuers

The Oakmark Int’l Small Cap Fund

					Value
		Purchases	Sales	Dividend	June 30,
Affiliates	Shares Held	(Cost)	Proceeds	Income	2007

Alaska Milk Corporation	56,360,000	$0	$0	$154,407	$7,189,708
Binggrae Co., Ltd.	606,500	10,072,105	0	359,306	26,719,,219
Chargeurs SA	790,182	0	0	587,565	25,688,713
Kongsberg Automotive ASA	3,527,500	1,687,076	0	624,069	29,610,434
Lectra *	106,089	0	17,294,172	294,579	890,234
Media Prima Berhad	47,861,300	2,709,439	1,956,844	0	41,865,641
Monitise plc +	24,657,285	4,142,588	0	0	10,645,573
Morse plc	15,231,000	0	0	1,142,315	29,056,103
Veda Advantage Limited **	0	15,900,070	49,964,345	3,501,373	0
Vitec Group plc	2,780,379	0	0	558,899	33,778,838
TOTALS		$34,511,278	$69,215,361	$7,222,513	$178,725,244

*                 Due to transactions during the nine-month period ended June 30, 2007, the company is no longer an affiliated security.

**          Position in issuer liquidated during the nine-month period ended June 30, 2007.

+                 Non-income producing security.

3.  FEDERAL INCOME TAXES

At June 30, 2007, cost of investments for federal income tax purposes and related composition of unrealized gains and losses were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)

Oakmark	$4,097,855,522	$1,989,156,776	$(19,875,365)	$1,969,281,411
Select	4,122,623,406	2,103,259,928	(78,045,794)	2,025,214,134
Equity and Income	10,813,571,262	2,421,842,673	(37,777,329)	2,384,065,344
Global	2,306,702,741	784,881,261	(8,076,980)	776,804,281
Global Select	356,188,194	26,108,781	(3,639,930)	22,468,851
International	7,472,629,435	2,162,248,087	(16,642,212)	2,145,605,875
Int’l Small Cap	1,149,592,498	341,022,841	(21,301,913)	319,720,928

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 29, 2007

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Financial Officer
Date:	August 29, 2007